Accounts Receivable	3 Months Ended
Mar. 31, 2026
Credit Loss [Abstract]
Accounts Receivable

4.	Accounts Receivable

Accounts receivable, net, consists of the following:

	As of March 31	As of December 31
	2026	2025
	USD	USD

Accounts receivable	1,628,774	5,897,665
Less: allowance for credit loss	(234,711)	(208,127)
Accounts receivable, net	1,394,063	5,689,538